                       SEMIANNUAL REPORT TO SHAREHOLDERS


                               CIGNA FUNDS GROUP


                     FOR THE SIX MONTHS ENDED JUNE 30, 1998


              [THE ABOVE TEXT APPEARS AS A DIVIDED CIRCLE GRAPHIC]

CIGNA MONEY MARKET FUND

INVESTMENTS IN SECURITIES (Unaudited)
JUNE 30, 1998


                                                 PRINCIPAL            VALUE
                                                  (000)               (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 80.1%
DOMESTIC - 70.2%
Abbott Laboratories,
      5.48%, 7/9/98                                 $10,800          $    10,787
Allied Signal, Inc.,
      5.93%, 7/1/98                                  13,000               13,000
American Express Co.,
      5.50%, 7/10/98                                 12,263               12,246
Barclays U.S. Funding Corp.,
      5.55%, 7/22/98                                 10,000                9,968
Bellsouth Telecommunications, Inc.,
      5.48%, 7/14/98                                 11,000               10,978
Campbell Soup Co.,
      5.53%, 7/31/98                                 12,000               11,945
Dayton Power & Light Co.,
      5.51%, 7/9/98                                   7,000                6,991
du Pont (E.I.) de nemours & Co.,
      5.52%, 7/8/98                                   5,875                5,869
      5.56%, 7/15/98                                  5,699                5,687
Emerson Electric Co.,
      5.52%, 8/5/98                                  10,000                9,946
Ford Motor Credit Co.,
      5.55%, 7/2/98                                  11,400               11,400
General Electric Capital Corp.,
      5.53%, 7/16/98                                 12,300               12,272
Lubrizol Corp.,
      5.54%, 7/6/98                                   7,550                7,544
Merck & Co.,
      6.05%, 7/1/98                                  12,400               12,400

The Notes to Financial Statements are an integral part of these statements.

CIGNA MONEY MARKET FUND

JUNE 30, 1998


                                            PRINCIPAL            VALUE
                                              (000)              (000)
-----------------------------------------------------------------------------
Morgan (J.P.) & Co.,
      5.51%, 8/19/98                           $  5,000         $      4,962
      5.55%, 8/24/98                              7,700                7,636
Motorola, Inc.,
      5.50%, 7/23/98                              7,236                7,212
National Rural Utilities Cooperative
      Finance Corp., 5.50%, 8/6/98                6,780                6,743
New England Electric Systems,
      5.52%, 7/28/98                             12,000               11,950
OGE Energy Corp.,
      6.10%, 7/7/98                               5,798                5,792
Paccar Financial Corp.,
      5.53%, 7/22/98                             10,000                9,968
Pfizer, Inc.,
      5.50%, 7/6/98                               4,131                4,128
Pitney Bowes Credit Corp.,
      5.47%, 7/1/98                               4,500                4,500
PPG Industries, Inc.,
      5.55%, 7/31/98                              8,088                8,051
Sara Lee Corp.,
      5.75%, 7/8/98                              12,899               12,885
Teco Finance, Inc.,
      5.51%, 8/11/98                              9,200                9,142
Xerox Corp.,
      5.55%, 7/24/98                              7,700                7,673
                                                            -----------------

                                                                     241,675
                                                            -----------------

The Notes to Financial Statements are an integral part of these statements.

CIGNA MONEY MARKET FUND

JUNE 30, 1998


                                                  PRINCIPAL            VALUE
                                                   (000)              (000)
--------------------------------------------------------------------------------
FOREIGN - 9.9%
Bass Finance (C.I.) Ltd.,
      5.52%, 7/17/98                              $  9,634         $      9,610
B.B.V. Finance (Delaware), Inc.,
      5.46%, 7/6/98                                  7,000                6,995
      5.51%, 7/7/98                                  5,200                5,195
National Australia Funding (Delaware), Inc.,
      5.50%, 7/20/98                                 3,742                3,731
      5.49%, 8/4/98                                  8,600                8,555
                                                               -----------------
                                                                         34,086
                                                               -----------------
TOTAL COMMERCIAL PAPER                                                  275,761
                                                               -----------------

U.S. GOVERNMENT & AGENCIES - 20.1%
Federal Farm Credit Bank,
      5.60%, 10/1/98                                 2,000                1,999
Federal Home Loan Banks,
      5.80%, 9/18/98                                 2,500                2,500
      5.685%, 10/2/98                                1,000                1,000
      5.481%, 3/10/99*                               3,000                2,998
      5.58%, 3/11/99                                 4,000                3,997
      5.75%, 5/27/99                                 6,500                6,498
      5.527%, 6/10/99                                5,000                4,993
      5.598%, 6/17/99*                               6,000                5,999
Federal National Mortgage Association,
      5.38%, 2/12/99                                 4,000                3,994
      5.41%, 2/23/99                                 1,150                1,148
      5.57%, 3/5/99                                  5,000                4,998
      5.531%, 3/16/99*                               5,000                4,998
      5.631%, 4/28/99*                               5,000                4,998
      5.311%, 5/25/99*                               5,500                5,488


The Notes to Financial Statements are an integral part of these statements.

CIGNA MONEY MARKET FUND

JUNE 30, 1998


                                                  PRINCIPAL           VALUE
                                                   (000)              (000)
--------------------------------------------------------------------------------
Student Loan Marketing Association,
      5.82%, 9/16/98                              $  5,500         $      5,500
      5.621%, 11/12/98*                              3,000                3,000
      5.562%, 4/1/99*                                5,000                4,999
                                                               -----------------

TOTAL U.S. GOVERNMENT & AGENCIES                                         69,107
                                                               -----------------

TOTAL INVESTMENTS IN SECURITIES - 100.2%                             $  344,868
      (Total Cost - $344,868,369)
Liabilities, Less Cash and Other Assets - (0.2%)                           (809)
                                                               -----------------

NET ASSETS - 100.0%
      (equivalent to $1.00 per share based
      on 344,058,808 shares outstanding)                             $  344,059
                                                               =================


*     Variable Rate Notes.  Rate is as of June 30, 1998.


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998  (Unaudited)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
COMMON STOCKS - 98.9%
General Electric Co.                           69,900   $  6,361
Microsoft Corp.*                               52,800      5,722
Coca-Cola Co.                                  52,900      4,523
Exxon Corp.                                    52,500      3,744
Merck & Co., Inc.                              25,600      3,424
Pfizer, Inc.                                   28,000      3,043
Wal-Mart Stores, Inc.                          48,200      2,928
Intel Corp.                                    36,400      2,698
Procter & Gamble Co.                           28,800      2,623
Royal Dutch Petroleum Co.                      46,000      2,521
Bristol-Myers Squibb Co.                       21,300      2,448
Lucent Technologies, Inc.                      28,100      2,338
International Business Machines Corp.          20,200      2,319
American International Group, Inc.             15,000      2,190
Bell Atlantic Corp.                            47,014      2,145
Johnson & Johnson                              28,800      2,124
Philip Morris Companies, Inc.                  52,100      2,051
Cisco Systems, Inc.*                           21,900      2,016
A T & T Corp.                                  34,800      1,988
du Pont (E.I.) de Nemours & Co.                24,200      1,806
SBC Communications, Inc.                       39,400      1,576
NationsBank Corp.                              20,506      1,569
Lilly (Eli) & Co.                              23,700      1,566
Disney ( Walt) Co.                             14,600      1,534
Ford Motor Co.                                 26,000      1,534
Travelers Group, Inc.                          24,614      1,492
American Home Products Corp.                   28,100      1,454
Citicorp                                        9,700      1,448
Schering-Plough Corp.                          15,700      1,439
BellSouth Corp.                                21,200      1,423
Chase Manhattan Corp.                          18,300      1,382
Gillette Co.                                   24,100      1,366
Abbott Laboratories                            33,100      1,353
Federal National Mortgage Association          22,200      1,349
Hewlett-Packard Co.                            22,200      1,329
PepsiCo, Inc.                                  32,000      1,318
Home Depot, Inc.                               15,750      1,308
Mobil Corp.                                    16,800      1,287
Dell Computer Corp.*                           13,800      1,281
BankAmerica Corp.                              14,600      1,262
Warner-Lambert Co.                             17,600      1,221
First Union Corp.                              20,770      1,210

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.    12,900   $  1,179
Chevron Corp.                                  14,000      1,163
GTE Corp.                                      20,600      1,146
American Express Company                        9,900      1,129
Time Warner, Inc.                              12,700      1,085
Unilever NV                                    13,700      1,081
WorldCom, Inc.*                                22,100      1,070
Ameritech Corp.                                23,600      1,059
McDonald's Corp.                               14,700      1,014
Compaq Computer Corp.*                         35,397      1,004
Boeing Company                                 21,650        965
General Motors Corp.                           14,300        955
MCI Communications Corp.                       15,500        901
Amoco Corp.                                    20,600        857
Banc One Corp.                                 15,000        837
Allstate Corp.                                  9,000        824
Tyco International Ltd.                        12,500        788
Chrysler Corp.                                 13,800        778
Schlumberger Ltd.                              10,700        731
Airtouch Communications, Inc.*                 12,300        719
Minnesota Mining and Manufacturing Co.          8,700        715
Monsanto Company                               12,800        715
Xerox Corp.                                     7,000        711
Texaco, Inc.                                   11,600        692
Federal Home Loan Mortgage Corp.               14,600        687
Merrill Lynch & Co., Inc.                       7,400        683
U. S. Bancorp, Inc.                            15,890        683
Motorola, Inc.                                 12,800        673
Wells Fargo & Co.                               1,800        664
Computer Associates International, Inc.        11,700        650
Sprint Corp.                                    9,200        649
Medtronic, Inc.                                10,100        644
Northern Telecom Ltd.                          11,200        636
Norwest Corp.                                  16,200        605
MediaOne Group, Inc.                           13,100        576
Emerson Electric Co.                            9,500        574
Associates First Capital Corp.                  7,382        567
Sara Lee Corp.                                 10,000        559
Colgate-Palmolive Co.                           6,300        554
First Chicago NBD Corp.                         6,200        549
Kimberly-Clark Corp.                           11,900        546
Atlantic Richfield Co.                          6,900        539
Allied-Signal, Inc.                            12,100        537

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
GAP, Inc.                                       8,400  $     518
Campbell Soup Company                           9,700        515
Sears, Roebuck & Company                        8,400        513
Oracle Systems Corp.*                          20,850        512
Fleet Financial Group, Inc.                     6,100        509
U. S. WEST Inc.                                10,795        507
Eastman Kodak Co.                               6,900        504
Pharmacia & Upjohn, Inc.                       10,900        503
National City Corp.                             7,000        497
BankBoston Corp.                                8,900        495
Bank of New York, Inc.                          8,100        492
Anheuser-Busch Companies, Inc.                 10,400        491
Texas Instruments, Inc.                         8,400        490
CBS Corp.                                      15,400        489
EMC Corp.*                                     10,700        479
-----------------------------------------------------------------
TOTAL 100-LARGEST STOCKS                                 130,920
-----------------------------------------------------------------
Automatic Data Processing, Inc.                 6,500        474
Dow Chemical Co.                                4,800        464
Dayton Hudson Corp.                             9,400        456
Duke Energy Co.                                 7,700        456
United Technologies Corp.                       4,900        453
Lockheed Martin Corp.                           4,200        445
Morgan (J.P.) & Co.                             3,800        445
Viacom, Inc., Class B*                          7,600        443
Heinz (H.J.) Co.                                7,800        438
Walgreen Co.                                   10,600        438
Gannett Co., Inc.                               6,100        433
Raytheon Co.                                    7,300        432
Lowes Companies, Inc.                          10,600        430
Marsh & McLennan Companies, Inc.                7,000        423
Tele-Communications, Inc., Class A*            10,900        419
Caterpillar, Inc.                               7,900        418
Southern Company                               15,000        415
General Re Corp.                                1,600        406
Columbia/HCA Healthcare Corp.                  13,800        402
Mellon Bank Corp.                               5,600        390
Penney (J.C.) Co., Inc.                         5,400        390
American General Corp.                          5,400        384
Cendant Corp.                                  18,285        382
Enron Corp.                                     7,000        378
Wachovia Corp.                                  4,400        372
SunTrust Banks, Inc.                            4,500        366
Washington Mutual, Inc.                         8,300        361
Bestfoods, Inc.                                 6,200        360

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Illinois Tool Works, Inc.                       5,400  $     360
Waste Management, Inc.                         10,200        357
MBNA Corp.                                     10,750        355
Amgen, Inc.*                                    5,400        353
Fifth Third Bancorp                             5,600        353
Sun Microsystems, Inc.*                         8,100        352
PNC Bank Corp.                                  6,400        344
Household International, Inc.                   6,900        343
KeyCorp                                         9,400        335
Burlington Northern Santa Fe Corp.              3,400        334
Kellogg Co.                                     8,800        330
May Department Stores Co.                       5,000        327
ConAgra, Inc.                                  10,300        326
AMR Corp.*                                      3,900        325
HBO & Co.                                       9,200        324
Baxter International, Inc.                      6,000        323
Comcast Corp., Class A (Special)                7,900        321
First Data Corp.                                9,600        320
CVS Corp.                                       8,200        319
CIGNA Corp.                                     4,600        317
Williams Companies, Inc.                        9,100        307
Seagram Company Ltd.                            7,400        303
NIKE, Inc., Class B                             6,200        302
Boston Scientific Corp.*                        4,200        301
Clear Channel Communications, Inc.*             2,700        295
Franklin Resource, Inc.                         5,400        292
Costco Companies, Inc.*                         4,600        290
Chubb Corp.                                     3,600        289
Hartford Financial Services Group               2,500        286
International Paper Co.                         6,600        284
Pitney-Bowes, Inc.                              5,900        284
Deere & Co.                                     5,300        280
Tellabs, Inc.*                                  3,900        279
Albertson's, Inc.                               5,300        275
Phillips Petroleum Co.                          5,600        270
Ralston Purina Co.                              2,300        269
Mattel, Inc.                                    6,300        267
PPG Industries, Inc.                            3,800        264
United Healthcare Corp.                         4,100        260
PG & E Corp.                                    8,200        259
Aon Corp.                                       3,600        253
Textron, Inc.                                   3,500        251
Halliburton Co.                                 5,600        250
Texas Utilities Co.                             6,000        250

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
FPL Group, Inc.                                 3,900  $     246
Wrigley (Wm.) Jr. Company                       2,500        245
Bankers Trust New York Corp.                    2,100        244
State Street Corp.                              3,500        243
Federated Department Stores, Inc.*              4,500        242
Norfolk Southern Corp.                          8,100        241
SunAmerica, Inc.                                4,200        241
Aluminum Co. of America                         3,600        237
Aetna, Inc.                                     3,100        236
Archer-Daniels-Midland Co.                     12,190        236
Kroger Co.*                                     5,500        236
Service Corporation International               5,500        236
TJX Companies, Inc.                             9,700        234
Union Pacific Corp.                             5,300        234
3Com Corp.*                                     7,600        233
Applied Materials, Inc.*                        7,900        233
General Mills, Inc.                             3,400        232
Edison International                            7,800        231
Consolidated Edison Co. of N.Y., Inc.           5,000        230
HealthSouth Corp.*                              8,600        230
Guidant Corp.                                   3,200        228
Honeywell, Inc.                                 2,700        226
Progressive Corp. Ohio                          1,600        226
Cardinal Health, Inc.                           2,400        225
Comerica, Inc.                                  3,350        222
Cognizant Corp.                                 3,500        221
Goodyear Tire & Rubber Co.                      3,400        219
Loews Corp.                                     2,500        218
-----------------------------------------------------------------
TOTAL 200-LARGEST STOCKS                                 162,496
-----------------------------------------------------------------
Masco Corp.                                     3,600        218
Avon Products, Inc.                             2,800        217
Pioneer Hi-Bred International, Inc.             5,200        215
CSX Corp.                                       4,700        214
Hershey Foods Corp.                             3,100        214
Occidental Petroleum Corp.                      7,900        213
USX-Marathon Group                              6,200        213
Computer Sciences Corp.*                        3,300        211
St. Paul Companies, Inc.                        5,028        211
Clorox Co.                                      2,200        210
Fort James Corp.                                4,700        209
Delta Air Lines, Inc.                           1,600        207
Rite Aid Corp.                                  5,500        207

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Tenet Healthcare Corp.                          6,600  $     206
Ascend Communications, Inc.                     4,100        203
BB and T Corp.                                  3,000        203
Becton, Dickinson and Co.                       2,600        202
Kmart Corp.                                    10,500        202
Rockwell International Corp.                    4,200        202
FDX Corp.                                       3,200        201
Lincoln National Corp.                          2,200        201
Air Products & Chemicals, Inc.                  5,000        200
Weyerhaeuser Co.                                4,300        199
Houston Industries, Inc.                        6,322        195
Lehman Brothers Holdings, Inc.                  2,500        194
Conseco, Inc.                                   4,000        187
Schwab (Charles) Corp.                          5,750        187
ALLTEL Corp.                                    4,000        186
American Electric Power Co., Inc.               4,100        186
Unocal Corp.                                    5,200        186
Omnicom Group, Inc.                             3,700        185
Sysco Corp.                                     7,200        185
Beneficial Corp.                                1,200        184
Northern Trust Corp.                            2,400        183
SLM Holding Corp.                               3,700        181
Summit Bancorp.                                 3,800        181
Tribune Co.                                     2,600        179
Marriott International, Inc.                    5,500        178
Interpublic Group of Companies, Inc.            2,900        176
Capital One Financial Corp.                     1,400        174
Corning, Inc.                                   5,000        174
US Airways  Group, Inc.*                        2,200        174
Public Service Enterprises Group, Inc.          5,000        172
Dominion Resources, Inc.                        4,200        171
McGraw-Hill, Inc.                               2,100        171
Ahmanson (H. F.) & Co.                          2,400        170
Newell Company                                  3,400        169
Dresser Industries, Inc.                        3,800        167
Gateway 2000, Inc.                              3,300        167
UNUM Corp.                                      3,000        167
New York Times Co., Class A                     2,100        166
Quaker Oats Co.                                 3,000        165
Unicom Corp.                                    4,700        165
Burlington Resources, Inc.                      3,810        164
Dover Corp.                                     4,800        164

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Winn-Dixie Stores, Inc.                         3,200  $     164
AMP, Inc.                                       4,700        162
Limited, Inc.                                   4,900        162
Coastal Corp.                                   2,300        161
Praxair, Inc.                                   3,400        159
MBIA, Inc.                                      2,100        157
Parametric Technology Corp.*                    5,800        157
Providian Corp.                                 2,000        157
Bay Networks, Inc.*                             4,800        155
Northrop Grumman Corp.                          1,500        155
Union Carbide Corp.                             2,900        155
Barrick Gold Corp.                              8,000        154
Ingersol-Rand Co.                               3,500        154
Unisys Corp.*                                   5,400        153
Entergy Corp.                                   5,300        152
First Energy Corp.                              4,900        151
Hilton Hotels Corp.                             5,300        151
Transamerica Corp.                              1,300        150
Owens-Illinois, Inc.*                           3,300        148
Nextlevel System, Inc.*                         5,900        147
Merchantile Bancorp.                            2,900        146
PacifiCorp                                      6,400        145
Republic New York Corp.                         2,300        145
American Stores Co.                             5,900        143
Cooper Industries, Inc.                         2,600        143
Sempra Energy Corp.                             5,156        143
Bear Stearns & Companies, Inc.                  2,500        142
Fortune Brands, Inc.                            3,700        142
TRW, Inc.                                       2,600        142
Southwest Airlines Co.                          4,750        141
Toys 'R' Us, Inc.*                              6,000        141
PECO Energy Co.                                 4,800        140
Carolina Power & Light Co.                      3,200        139
Cincinnati Financial Corp.                      3,600        138
Donnelley (R.R.) & Sons Co.                     3,000        137
Huntington Bancshares, Inc.                     4,100        137
MGIC Investment Corp.                           2,400        137
Tenneco, Inc.                                   3,600        137
Torchmark Corp.                                 3,000        137
Browning-Ferris Industries, Inc.                3,900        136
SAFECO Corp.                                    3,000        136
Alcan Aluminum Ltd.                             4,900        135
Rohm & Haas Co.                                 1,300        135

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Avery Dennison Corp.                            2,500  $     134
Dun & Bradstreet Corp.                          3,700        134
-----------------------------------------------------------------
TOTAL 300-LARGEST STOCKS                                 179,516
-----------------------------------------------------------------
Synovus Corp.                                   5,650        134
VF Corp.                                        2,600        134
Genuine Parts Co.                               3,800        131
Jefferson-Pilot Corp.                           2,250        130
Crown Cork & Seal Co., Inc.                     2,700        128
Golden West Financial Corp.                     1,200        128
General Dynamics Corp.                          2,700        126
DTE Energy Co.                                  3,100        125
Baker Hughes, Inc.                              3,600        124
Central & Southwest Corp.                       4,600        124
Consolidated Natural Gas Co.                    2,100        124
Green Tree Financial Corp.                      2,900        124
Nordstrom, Inc.                                 1,600        124
Seagate Technology, Inc.*                       5,200        124
Dana Corp.                                      2,300        123
Sherwin-Williams Co.                            3,700        123
Black & Decker Corp.                            2,000        122
Cinergy Corp.                                   3,400        119
Times Mirror Co., Class A                       1,900        119
Georgia-Pacific Corp.                           2,000        118
Countrywide Credit Industries, Inc.             2,300        117
Eaton Corp.                                     1,500        117
Frontier Corp.                                  3,700        117
Tandy Corp.                                     2,200        117
Equifax, Inc.                                   3,200        116
Thermo Electron Corp.*                          3,400        116
Ameren Corp.                                    2,900        115
Micron Technology, Inc.                         4,600        114
Dow Jones & Co., Inc.                           2,000        112
Humana, Inc.*                                   3,600        112
Hasbro, Inc.                                    2,800        110
Whirlpool Corp.                                 1,600        110
Amerada Hess Corp.                              2,000        109
UST, Inc.                                       4,000        108
Sealed Air Corp.                                2,813        107
Eastman Chemical Co.                            1,700        106
Rubbermaid, Inc.                                3,200        106
Autozone, Inc.                                  3,300        105
Grainger (W.W.), Inc.                           2,100        105
Tricon Global Restaurants                       3,290        104


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Champion International Corp.                    2,100  $     103
Johnson Controls, Inc.                          1,800        103
GPU, Inc.                                       2,700        102
Western Atlas, Inc.*                            1,200        102
Columbia Energy Group.                          1,800        100
International Flavors & Fragrances, Inc.        2,300        100
Baltimore Gas & Electric Co.                    3,200         99
Maytag Corp.                                    2,000         99
Circuit City Stores, Inc.                       2,100         98
Allegheny Teledyne, Inc.                        4,200         96
Brown-Forman Corporation, Class B               1,500         96
Novell, Inc.*                                   7,500         96
Dillard, Inc., Class A                          2,300         95
Union Pacific Resources Group, Inc.             5,400         95
Ceridian Corp.*                                 1,600         94
Knight-Ridder, Inc.                             1,700         94
Block (H & R), Inc.                             2,200         93
ITT Industries, Inc.                            2,500         93
Sonat, Inc.                                     2,400         93
Fluor Corp.                                     1,800         92
Northern States Power Co.                       3,200         92
Parker-Hannifin Corp.                           2,350         90
Harcourt General, Inc.                          1,500         89
PACCAR, Inc.                                    1,700         89
Anadarko Petroleum  Corp.                       1,300         87
Ecolab, Inc.                                    2,800         87
General Instrument Corp.                        3,200         87
Nucor Corp.                                     1,900         87
Laidlaw, Inc.                                   7,000         85
Reynolds Metals Co.                             1,500         84
Apple Computer, Inc.                            2,900         83
Ashland, Inc.                                   1,600         83
Consolidated Stores Corp.                       2,300         83
ALZA Corp.*                                     1,900         82
American Greetings Corp., Class A               1,600         82
Hercules, Inc.                                  2,000         82
PP & L Resources, Inc.                          3,600         82
Mirage Resorts, Inc.*                           3,800         81
Newmont Mining Corp.                            3,400         80
Biomet, Inc.                                    2,400         79
Goodrich (B.F.) Co.                             1,600         79
Stanley Works (The)                             1,900         79
Sun Company, Inc.                               2,000         78
Case Corp.                                      1,600         77

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Sigma-Aldrich Corp.                             2,200    $    77
Willamette Industries, Inc.                     2,400         77
Harris Corp.                                    1,700         76
DSC Communications Corp.*                       2,500         75
Phelps Dodge Corp.                              1,300         74
Union Camp Corp.                                1,500         74
Liz Claiborne, Inc.                             1,400         73
United States Surgical Corp.                    1,600         73
Mead Corp.                                      2,200         70
Morton International, Inc.                      2,800         70
Echlin, Inc.                                    1,400         69
LSI Logic Corp.*                                3,000         69
Perkin-Elmer Corp.                              1,100         68
Apache Corp.                                    2,100         66
St. Jude Medical, Inc.                          1,800         66
Wendy's International, Inc.                     2,800         66
Allergan, Inc.                                  1,400         65
-----------------------------------------------------------------
TOTAL 400-LARGEST STOCKS                                 189,401
-----------------------------------------------------------------
Temple-Inland, Inc.                             1,200         65
Engelhard Corp.                                 3,100         63
Mercantile Stores Co., Inc.                       800         63
Placer Dome, Inc.                               5,400         63
USX-U.S. Steel Group                            1,900         63
Westvaco Corp.                                  2,200         62
Armstrong World Industries, Inc.                  900         61
Deluxe Corp.                                    1,700         61
Bausch & Lomb, Inc.                             1,200         60
Adobe Systems, Inc.                             1,400         59
Freeport McMoRan Copper & Gold, Inc.,
     Class B                                    3,900         59
Thomas & Betts Corp.                            1,200         59
Kerr-McGee Corp.                                1,000         58
SuperValu, Inc.                                 1,300         58
Giant Foods, Inc., Class A                      1,300         56
Pall Corp.                                      2,700         55
Venator Group, Inc.                             2,900         55
Manor Care, Inc.                                1,400         54
Niagara Mohawk Power Co.                        3,600         54
Advanced Micro Devices, Inc.*                   3,100         53
KLA Tencor Corp.*                               1,900         53
Raychem Corp.                                   1,800         53
Brunswick Corp.                                 2,100         52
Meredith Corp.                                  1,100         52
Great Lakes Chemical Corp.                      1,300         51
Harrah's Entertainment, Inc.*                   2,200         51

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998 (Unaudited) (Continued)

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
Oryx Energy Co.                                 2,300  $      51
Pennzoil Co.                                    1,000         51
Ryder System, Inc.                              1,600         51
Fruit of the Loom, Inc., Class A*               1,500         50
Centex Corp.                                    1,300         49
Crane Co.                                       1,000         49
Darden Restaurants, Inc.                        3,100         49
Inco Ltd.                                       3,600         49
Nalco Chemical Co.                              1,400         49
Owens-Corning Fiberglas Corp.                   1,200         49
FMC Corp.*                                        700         48
Silicon Graphics, Inc.*                         4,000         48
Homestake Mining Co.                            4,500         47
Mallinckrodt Group, Inc.                        1,600         47
Snap-On, Inc.                                   1,300         47
Bard (C. R.), Inc.                              1,200         46
Cabletron Systems, Inc.*                        3,400         46
National Semiconductor Corp.*                   3,500         46
National Service Industries, Inc.                 900         46
Bemis Company, Inc.                             1,100         45
McDermott International, Inc.                   1,300         45
Louisiana-Pacific Corp.                         2,400         44
Shared Medical Systems Corp.                      600         44
Navistar International Corp.*                   1,500         43
Scientific Atlanta, Inc.                        1,700         43
Ikon Office Solutions, Inc.                     2,900         42
Cummins Engine Co., Inc.                          800         41
King World Productions, Inc.*                   1,600         41
NICOR, Inc.                                     1,000         40
Timken Co.                                      1,300         40
Autodesk, Inc.                                  1,000         39
Boise Cascade Corp.                             1,200         39
Rowan Companies, Inc.*                          1,900         37
Tektronix, Inc.                                 1,050         37
Tupperware Corp.                                1,300         37
Aeroquip-Vickers, Inc.                            600         35
Alberto-Culver Co., Class B                     1,200         35
Bethlehem Steel Corp.*                          2,800         35
Cooper Tire & Rubber Co.                        1,700         35
Polaroid Corp.                                  1,000         35
Andrew Corp.*                                   1,900         34
Reebok International Ltd.                       1,200         33
Stone Container Corp.                           2,100         33
Fleetwood Enterprises, Inc.                       800         32

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------
General Signal Corp.                              900  $      32
Worthington Industries, Inc.                    2,100         32
Peoples Energy Corp.                              800         31
EG & G, Inc.                                    1,000         30
Battle Mountain Gold Co.                        4,900         29
Ball Corp.                                        700         28
Harnischfeger Industries, Inc.                  1,000         28
Inland Steel Industries, Inc.                   1,000         28
ONEOK, Inc.                                       700         28
Coors (Adolph) Co., Class B                       800         27
Cyprus Amax Minerals Co.                        2,000         27
Grace (W.R.) & Co.                              1,600         27
Pep Boys-Manny, Moe & Jack                      1,400         27
Pulte Corp.                                       900         27
Great Atlantic & Pacific Tea Co., Inc.            800         26
NACCO Industries, Inc., Class A                   200         26
Kaufman & Broad Home Corp.                        800         25
Millipore Corp.                                   900         25
Moore Corporation Ltd.                          1,900         25
Potlatch Corp.                                    600         25
Helmerich & Payne, Inc.                         1,100         24
Russell Corp.                                     800         24
Longs Drug Stores Corp.                           800         23
Asarco, Inc.                                      900         20
Briggs & Stratton Corp.                           500         19
Cincinnati Milacron, Inc.                         800         19
Foster Wheeler Corp.                              900         19
Jostens, Inc.                                     800         19
Springs Industries, Inc., Class A                 400         18
Corn Products International, Inc.                 500         17
Eastern Enterprises                               400         17
Data General Corp.*                             1,100         16
Armco, Inc.                                     2,300         15
Laidlaw Environmental Services                  2,240          8
Harland (J.H.) Co.                                400          7
Agribands International, Inc.                     190          6
ChoicePoint, Inc.*                                110          6
CommScope, Inc.*                                  333          5
Octel Corp.                                       275          5
Abercombie & Fitch Co.                             65          3
General Semiconductor, Inc.*                      250          2
Allergan Specialty                                 45          1
Crescendo Pharmaceuticals, Inc.                    45          1

TOTAL COMMON STOCKS - 98.9%
    (Cost $170,012,720)                                  193,623
                                                       ----------


The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA S&P 500 INDEX FUND INVESTMENTS IN SECURITIES June 30, 1998 (Unaudited) (Continued)

                                                          MARKET
                                           PRINCIPAL       VALUE
                                             (000)         (000)
-----------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
COMMERCIAL PAPER - 1.1%
GTE Northwest, Inc.
6.0%, 7/1/98                                $   2,235   $  2,235

U.S. GOVERNMENT AND AGENCIES - 0.1%
U. S. Treasury Bills,
5.03%, 10/29/98**                                 103        101
                                                       ----------

TOTAL SHORT-TERM OBLIGATIONS
(Cost $2,336,273)                                          2,336
                                                       ----------

TOTAL INVESTMENT IN SECURITIES - 100.1%
(Total Cost $172,348,993)                                195,959
Liabilities, Less Cash and Other Assets  - (0.1%)           (284)
                                                       ----------

NET ASSETS - 100.0%                                    $ 195,675
                                                       ==========
(equivalent to $12.87 per share based on 15,208,989 shares outstanding)

*    Non-income producing securities.
** Pledged as initial margin for Stock Index Futures Contracts. At June 30, 1998, the Fund was long 9 S&P 500 Futures Contracts expiring in September 1998. Unrealized gain amounted to $26,438.

The Notes to Financial Statements are an integral part of these statements.

CIGNA INCOME FUND

INVESTMENTS IN SECURITIES
JUNE 30, 1998 (UNAUDITED)

                                                                        MARKET
                                                        PRINCIPAL       VALUE
                                                          (000)         (000)
--------------------------------------------------------------------------------
BONDS AND NOTES - 92.2%
FOREIGN GOVERNMENTS  - 7.9%
Israel (The State of), 5.75%, 2000                    $   100        $      100
                                                                  --------------

U.S. GOVERNMENT & AGENCIES - 84.3%
Federal Home Loan Banks, 7.37%, 2002                      100               106
Federal Home Loan Mortgage Corp., 7.75%, 2001             100               106
Federal National Mortgage Assoc., 7.4%, 2004              100               108
Student Loan Marketing Assoc., 6.6%, 1999                 100               101
Tennessee Valley Authority, 6.375%, 2005                  100               103
United States Treasury Bonds,
    8.125%, 2019                                           35                45
    6.5%, 2026                                            145               161
United States Treasury Notes,
    5.875%, 1998                                           20                20
    6.5%, 2005                                            300               317
                                                                  --------------
                                                                          1,067
                                                                  --------------

Total Bonds and Notes
    (Cost - $1,146,526)                                                   1,167
                                                                  --------------

SHORT-TERM OBLIGATIONS - 3.9%
COMMERCIAL PAPER - 3.9%
    (Cost - $50,000)
American Express Corp., 5.5%, 7/13/98                      50                50
                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
    (Total Cost - $1,196,526)                                             1,217
Cash and Other Assets, Less Liabilities - 3.9%                               50
                                                                  --------------

NET ASSETS - 100.0%
    (equivalent to $1.01 per share based on
    1,253,012 shares outstanding)                                     $   1,267
                                                                  ==============

The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

                                                                                  (IN THOUSANDS)

                                                                      MONEY           S&P 500
                                                                      MARKET           INDEX            INCOME
                                                                   -------------    -------------     -----------

ASSETS:
Investments in securities at value (Cost - $344,868,369,
     $172,348,993, and $1,196,526, respectively)                      $ 344,868        $ 195,959        $  1,217
Cash                                                                          8                4              43
Receivable for Fund shares sold                                               -           35,000               -
Interest and dividends receivable                                           711              163              19
Investment for Trustees' deferred compensation plan (Cost - $11,711,
     $984 and $5,788, respectively)                                          18                1               9
Receivable from advisor                                                       -               13               2
Other                                                                         -                -               -
                                                                   -------------    -------------     -----------

     Total assets                                                       345,605          231,140           1,290
                                                                   -------------    -------------     -----------
LIABILITIES:
Payable for investments purchased                                             -           35,337               -
Dividends payable                                                         1,385                -               -
Payable for Trustees' deferred compensation plan                             18                1               9
Other accrued expenses                                                      143              127              14
                                                                   -------------    -------------     -----------

     Total liabilities                                                    1,546           35,465              23
                                                                   -------------    -------------     -----------

NET ASSETS                                                            $ 344,059        $ 195,675        $  1,267
                                                                   =============    =============     ===========

Shares outstanding                                                      344,059           15,209           1,253
                                                                   =============    =============     ===========

NET ASSET VALUE PER SHARE                                             $    1.00        $   12.87        $   1.01
                                                                   =============    =============     ===========

COMPONENTS OF NET ASSETS:
Paid in capital                                                       $ 344,059        $ 170,735        $  1,208
Undistributed net investment income                                           -              842              25
Accumulated net realized gain on investments                                  -              461               8
Unrealized appreciation of investments                                        -           23,637              26
                                                                   -------------    -------------     -----------

NET ASSETS                                                            $ 344,059        $ 195,675        $  1,267
                                                                   =============    =============     ===========

The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF OPERATIONS
FOR THE PERIODS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                                   (IN THOUSANDS)

                                                                       MONEY           S&P 500
                                                                      MARKET            INDEX           INCOME
                                                                    ------------    --------------    ------------

INVESTMENT INCOME:
     Interest                                                        $    7,132      $         86      $       38
     Dividends (net of foreign taxes withheld of $0, $7,294,
       and $0, respectively)                                                  -               979               -
                                                                    ------------    --------------    ------------
                                                                          7,132             1,065              38

EXPENSES:
     Investment advisory fees                                               442               166               3
     Custodian fees and expenses                                             60               104              10
     Administrative services                                                 46                39               6
     Shareholder reports                                                      -                 -               -
     Auditing and legal fees                                                  9                 2               7
     Registration fees                                                        5                 6               -
     Trustees' fees                                                           1                 1               1
     Transfer agent fees and expenses                                         1                 -               1
     Other                                                                   18                 5               1
                                                                    ------------    --------------    ------------

         Total expenses                                                     582               323              29
         Less expenses waived by advisor                                    (21)              (90)            (23)
                                                                    ------------    --------------    ------------

     Net expenses                                                           561               233               6
                                                                    ------------    --------------    ------------

NET INVESTMENT INCOME                                                     6,571               832              32

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                           -                41               8
     Net realized gain from futures contracts                                 -               301               -
     Net unrealized gain from futures contracts                               -                15               -
     Unrealized appreciation of investments                                   -            18,489               5
                                                                    ------------    --------------    ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               -            18,846              13
                                                                    ------------    --------------    ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $    6,571      $     19,678      $       45
                                                                    ============    ==============    ============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED JUNE 30, 1998 (UNAUDITED)

                                                                                       (IN THOUSANDS)

                                                                        MONEY             S&P 500
                                                                        MARKET             INDEX            INCOME
                                                                    ---------------    ---------------    ------------
OPERATIONS:
Net investment income                                                $       6,571       $        832       $      32
Net realized gain from securities transactions                                   -                 41               8
Net realized gain from futures contracts                                         -                301               -
Unrealized gain from futures contracts                                           -                 15               -
Unrealized appreciation of investments                                           -             18,489               5
                                                                    ---------------    ---------------    ------------
Net increase in net assets from operations                                   6,571             19,678              45
                                                                    ---------------    ---------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                  (6,571)                 -               -
From net realized capital gains                                                  -                  -               -
                                                                    ---------------    ---------------    ------------
Total distributions to shareholders                                         (6,571)                 -               -
                                                                    ---------------    ---------------    ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        1,261,718             70,152               -
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                          5,875                  -               -
                                                                    ---------------    ---------------    ------------
                                                                         1,267,593             70,152               -
Cost of shares redeemed                                                 (1,094,599)                 -               -
                                                                    ---------------    ---------------    ------------
Net increase from Fund share transactions                                  172,994             70,152               -
                                                                    ---------------    ---------------    ------------
NET INCREASE IN NET ASSETS                                                 172,994             89,830              45
NET ASSETS:
Beginning of period                                                        171,065            105,845           1,222
                                                                    ---------------    ---------------    ------------
End of period (including undistributed net investment
     income of $0, $842,289 and $25,151, respectively)               $     344,059      $     195,675      $    1,267
                                                                    ===============    ===============    ============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                              1,261,718              5,539               -
Shares issued in reinvestment of dividends and distributions                 5,875                  -               -
                                                                    ---------------    ---------------    ------------
                                                                         1,267,593              5,539               -
Shares redeemed                                                         (1,094,599)                 -               -
                                                                    ---------------    ---------------    ------------
Net increase in shares outstanding                                         172,994              5,539               -
                                                                    ===============    ===============    ============


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 1997*

                                                                                       (IN THOUSANDS)

                                                                        MONEY             S&P 500
                                                                        MARKET             INDEX            INCOME
                                                                    ---------------    ---------------    ------------
OPERATIONS:
Net investment income                                                 $      6,624       $        520      $       63
Net realized gain from securities transactions                                  16                 30               3
Net realized gain from futures contracts                                         -                 97               -
Unrealized gain from futures contracts                                           -                 11               -
Unrealized appreciation of investments                                           -              5,122              35
                                                                    ---------------    ---------------    ------------
Net increase in net assets from operations                                   6,640              5,780             101
                                                                    ---------------    ---------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                  (6,624)              (510)            (61)
From net realized capital gains                                                (16)                (8)             (3)
                                                                    ---------------    ---------------    ------------

Total distributions to shareholders                                         (6,640)              (518)            (64)
                                                                    ---------------    ---------------    ------------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        1,108,538            100,065               -
Net asset value of shares issued to shareholders
     in reinvestment of dividends and distributions                          6,482                518              64
                                                                    ---------------    ---------------    ------------
                                                                         1,115,020            100,583              64
Cost of shares redeemed                                                 (1,064,460)                 -               -
                                                                    ---------------    ---------------    ------------
Net increase from Fund share transactions                                   50,560            100,583              64
                                                                    ---------------    ---------------    ------------
NET INCREASE IN NET ASSETS                                                  50,560            105,845             101

NET ASSETS:
Beginning of period                                                        120,505                  -           1,121
                                                                    ---------------    ---------------    ------------
End of period (including undistributed net investment
     income of $0 and $10,089 and overdistributed net
     investment income of $6,744, respectively)                        $   171,065        $   105,845        $  1,222
                                                                    ===============    ===============    ============

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                              1,108,538              9,621               -
Shares issued in reinvestment of dividends and distributions                 6,482                 49              66
                                                                    ---------------    ---------------    ------------
                                                                         1,115,020              9,670              66
Shares redeemed                                                         (1,064,460)                 -               -
                                                                    ---------------    ---------------    ------------
Net increase in shares outstanding                                          50,560              9,670              66
                                                                    ===============    ===============    ============

* From January 1, 1997, except for S&P 500 Index Fund which commenced operations on July 1, 1997.


The Notes to Financial Statements are an integral part of these statements.

CIGNA FUNDS GROUP  Notes to Financial Statements (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. CIGNA Money Market Fund, CIGNA S&P 500 Index Fund and CIGNA Income Fund are separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The funds are referred to collectively as "CIGNA Funds Group" or the "Funds." The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Money Market Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in short-term money market instruments. The objective of the S&P 500 Index Fund is to achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks. The objective of the Income Fund is to provide as high a level of current income as possible consistent with reasonable concern for safety of principal by investing primarily in investment grade corporate debt securities and U.S. Government securities. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Except for the Money Market Fund, short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. The investments in the Money Market Fund are valued at amortized cost, which the Board of Trustees has determined constitutes fair value. Other securities and assets of the Funds are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

The S&P 500 Index Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For Federal income tax purposes, each Fund in the Trust is taxed as a separate entity. It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no Federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - For the Money Market Fund, dividends from net investment income and net realized gains are declared daily and reinvested monthly. For the S&P 500 Index Fund and the Income Fund, dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Funds on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-class to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees were paid or accrued to CIGNA Investments, Inc. ("CII"), certain officers and directors of which are affiliated with the Funds.

Such advisory fees are based on annual rates of 0.35%, 0.25% and 0.50% applied to the average daily net assets of the Money Market Fund, S&P 500 Index Fund and Income Fund, respectively. CII has voluntarily agreed to reimburse each Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45%, 0.35% and 1.00% of average daily net assets of the Money Market Fund, S&P 500 Index Fund and Income Fund, respectively.

Each Fund reimburses CII for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 1998, the Money Market Fund, S&P 500 Index Fund and Income Fund paid or accrued $45,761, $38,727 and $6,079, respectively.

CII is an indirect, wholly owned subsidiary of CIGNA Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 1998 were as follows (shown in thousands):

               FUND                          PURCHASES               SALES
--------------------------------------  -------------------   ------------------
Money Market Fund                        $               -      $             -
S&P 500 Index Fund                                  71,946                  464
Income Fund                                        492,509              497,954

There were $492,509 of purchases and $497,954 of sales of U.S. Government obligations for the Income Fund as of June 30, 1998. There were $719,914 of purchases of U.S. Government obligations for the S&P 500 Index Fund in 1998.

5. AGGREGATE GROSS UNREALIZED APPRECIATION/DEPRECIATION. The Funds had aggregate gross and net unrealized appreciation and depreciation for Federal income tax purposes as follows (shown in thousands):

                                                         UNREALIZED           UNREALIZED           NET UNREALIZED
                       FUND                             APPRECIATION         DEPRECIATION           APPRECIATION
---------------------------------------------------  -------------------   ------------------   ---------------------
Money Market Fund                                     $               -     $              -     $                 -
S&P 500 Index Fund                                               26,957                3,346                  23,611
Income Fund                                                          26                    5                      21

As of June 30, 1998, the Money Market, S&P 500 Index and Income Funds' cost of securities for Federal income tax purposes was $344,868,369, $170,012,720, and $1,196,526, respectively.

6. CAPITAL STOCK. Each Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 1998, affiliates of CIGNA Corporation were the only shareholders of the Funds.

7. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:

                                      NET
                                   REALIZED
                NET                    &                                                            NET                  NET
               ASSET              UNREALIZED              DIVIDENDS                                ASSET              ASSETS AT
               VALUE,      NET    GAIN (LOSS) TOTAL FROM  FROM NET   DISTRIBUTIONS                 VALUE,               END OF
   PERIOD    BEGINNING  INVESTMENT    ON      INVESTMENT INVESTMENT FROM REALIZED      TOTAL        END       TOTAL     PERIOD
   ENDED     OF PERIOD   INCOME   INVESTMENTS OPERATIONS   INCOME   CAPITAL GAINS  DISTRIBUTIONS  OF PERIOD   RETURN    (000)
--------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
     1993 g    $1.00     $.0237          -      $.0237     $.0237             -       $.0237     $1.00       2.39 %  $ 20,508
     1994 g     1.00      .0337          -       .0337      .0337             -        .0337      1.00       3.43      16,673
     1995 h     1.00      .0516     $.0003       .0519      .0516        $.0003        .0519      1.00       5.33       1,034
     1996       1.00      .0479      .0001       .0480      .0479         .0001        .0480      1.00       4.91     120,505
     1997       1.00      .0513      .0001       .0514      .0513         .0001        .0514      1.00       5.27     171,065
  6/30/98 i     1.00      .0256      .0000       .0256      .0256         .0000        .0256      1.00       5.23     344,059

S&P 500 INDEX FUND
     1997 *   $10.00       $.07       $.95       $1.02       $.07          $.00         $.07    $10.95      10.23 %  $105,845
  6/30/98 i    10.95        .05       1.87        1.92        .00           .00          .00     12.87      17.53     195,675

INCOME FUND
     1993 g    $1.02       $.06       $.07        $.13       $.06          $.08         $.14     $1.01      13.36 %  $ 19,910
     1994 g     1.01        .06       (.09)       (.03)       .06             -          .06       .92      -3.12      15,210
     1995 h     0.92        .06        .09         .15        .05             -          .05      1.02      16.21       1,105
     1996 g     1.02        .05       (.05)          -        .05           .03          .08       .94       1.36       1,121
     1997 g     0.94        .05        .04         .09        .05             -          .05       .98       9.10       1,222
  6/30/98 i     0.98        .03          -         .03          -             -          .03      1.01       3.71       1,267



                                         RATIO OF
                     RATIO OF               NET
                     EXPENSES           INVESTMENT
                       TO                 INCOME                  PORTFOLIO
                     AVERAGE            TO AVERAGE                TURNOVER
                    NET ASSETS          NET ASSETS                 RATE
--------------------------------------------------------------------------------
MONEY MARKET FUND
     1993 g           1.00 %a              2.39 %b                   -
     1994 g           1.00 a               3.32 b                    -
     1995 h           0.80 a               5.38 b                    -
     1996             0.45 a               4.95 b                    -
     1997             0.44 a               5.14 b                    -
  6/30/98 i           0.22 a               2.56 b                    -

S&P 500 INDEX FUND
     1997 *           0.18 %c              0.79 %d                    4 %
  6/30/98 i           0.17 c               0.62 %d                   -  %

INCOME FUND
     1993 g           1.00 %e              6.06 %f                  116 %
     1994 g           1.00 e               6.37 f                     8
     1995 h           0.95 e               6.50 f                    45
     1996 g           1.00 e               5.33 f                    -
     1997 g           1.00 e               5.42 f                     7
  6/30/98 i           0.50 e               2.56 f                    42


*      From commencement of operations, July 1, 1997.
a. Ratios of expenses to average net assets prior to the reduction of advisory fee were 0.23%, 0.51%, 0.69%, 1.21%, 1.11% and 1.02%, respectively, for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993.
b. Ratios of net investment income to average net assets prior to the reduction of advisory fee were 2.55%, 5.07%, 4.71%, 4.91%, 3.22% and 2.37%, respectively, for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993.
c. Ratio of expenses to average net assets prior to the reduction of advisory fee was 0.24% and 0.36%, respectively, for the six months ended June 30, 1998 and the period ended December 31, 1997.
d. Ratio of net investment income to average net assets prior to the reduction of advisory fee was 0.55% and 0.61%, respectively, for the six months ended June 30, 1998 and the period ended December 31, 1997.
e. Ratios of expenses to average net assets prior to the reduction of advisory fee were 2.33%, 5.31%, 5.62%, and 1.37%, respectively, for the six months ended e. June 30, 1998 and the years ended December 31, 1997, 1996, and 1995.
f. Ratios of net investment income to average net assets prior to the reduction of advisory fee were .73%, 1.11%, 0.72%, and 6.08%, respectively, for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996 and 1995.
g. Net investment income per share has been calculated in accordance with SEC requirements, except that end of year accumulated/undistributed net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
h. Per share amounts have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.